Share Repurchase Program - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Sep. 14, 2009
Number of shares purchased under the repurchase program				1,000,000
Number of shares repurchased	0	213,243	108,308
Shares repurchased, average price		$ 1.29	$ 1.00